Balances and Transactions With Related Parties and Key Officers (Schedule of Balances of Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related parties [member]
Disclosure of transactions between related parties [line items]
Payables	$ 177	$ 144
Directors [Member]
Disclosure of transactions between related parties [line items]
Payables	$ 130	$ 96